Related Party Balances And Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances And Transactions [Abstract]
Related Party Balances And Transactions
NOTE 17:-	RELATED PARTY BALANCES AND TRANSACTIONS

Most of the related party balances and transactions are with related companies and principal shareholders.

Yehuda Zisapel is a principal shareholder of the Company who, as of December 31, 2010 and 2011, owned 6.4% and 6.2%, respectively of the Company's outstanding Ordinary shares. Zohar Zisapel is the Chairman of the Board of Directors and a principal shareholder of the Company who, as of December 31, 2010 and 2011, owned 12.8% and 13.8% respectively of the Company's outstanding Ordinary shares. Yehuda and Zohar Zisapel are brothers who do not have a voting agreement between them. Jointly or severally, they are also founders, directors and principal shareholders of several other companies that are known as the RAD-BYNET group.

Members of the RAD-BYNET group provide the Company on an as-needed basis with information systems, marketing, and administrative services, the Company reimburses each company for its costs in providing these services. The aggregate amount of these expenses was approximately $ 1,205, $ 1,333 and $ 1,476 in 2009, 2010 and 2011, respectively.

The Company leases its offices in Israel from real estate holding companies controlled by Yehuda and Zohar Zisapel. In 2011, the Company extended its facility lease agreement until December 2012. Additionally, the Company leases the U.S. subsidiary's office space from a real estate holding company controlled by Yehuda and Zohar Zisapel. The lease for this facility is valid until July 2013. The aggregate amount of rent and maintenance expenses related to these properties was approximately $ 1,488 in 2009, $ 1,757 in 2010 and $ 2,059 in 2011.

The Company purchases certain inventory components from members of the RAD-BYNET group, which are integrated into its products. The aggregate purchase price of these components was approximately $ 3,689, $ 6,380 and $ 1,305 for the years ended December 31, 2009, 2010 and 2011, respectively.

The Company purchases certain property and equipment from members of the RAD-BYNET group, the aggregate purchase price of these assets was approximately $ 214, $ 206 and $ 275 for the years ended December 31, 2009, 2010 and 2011, respectively.

Transactions with related parties:

	Year ended December 31,
	2009	2010	2011

Cost of revenues	$4,163	$6,853	$1,819

Research and development expenses	$894	$951	$1,010

Selling and marketing expenses	$1,035	$1,152	$1,308

General and administrative expenses	$290	$514	$704

Purchase of property and equipment	$214	$206	$275

Balances with related parties:

	December 31,
	2010	2011

Trade payables, other accounts payable and accrued expenses	$3,335	$1,432